Fair value of Assets and Liabilities (Details) - Schedule of Loans to Related Party R in Thousands	Feb. 29, 2024 ZAR (R)
Schedule of Loans to Related Party [Abstract]
Carrying amount, Loan to related party	R 28,200
Aggregate fair value, Loan to related party	R 29,258